Organization and Description of Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Initial Public Offering [Line Items]
Sale of Shares of common stock	5,900,000
Public offering price	$ 17.00
Underwriter allotment	900,000
Sold by existing shareholders	1,000,000
Proceeds from initial public offering, net of underwriting discounts	$ 89,400	$ 93,279
Conversion preferred stock into common stock	14,161,444
Warrant to purchase convertible preferred stock converted into warrants to purchase common stock	120,961	56,054	100,700